Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Schedule of Asset Held for Investment
Post Holdings, Inc.
Savings Investment Plan
EIN 45-3355106 Plan 001
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

	Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment	Cost	Current Value

*	The Vanguard Group	Mutual Fund - Vanguard Explorer Fund Admiral Shares	**	$9,425,514
*	The Vanguard Group	Mutual Fund - Vanguard Extended Market Index Fund Institutional Shares	**	22,519,689
*	The Vanguard Group	Mutual Fund - Vanguard Federal Money Market Fund	**	24,471,772
*	The Vanguard Group	Mutual Fund - Vanguard Institutional Index Fund Institutional Shares	**	106,452,108
*	The Vanguard Group	Mutual Fund - Vanguard International Growth Fund Admiral Shares	**	13,970,706
*	The Vanguard Group	Mutual Fund - Vanguard PRIMECAP Fund Admiral Shares	**	44,153,193
*	The Vanguard Group	Mutual Fund - Vanguard Real Estate Index Fund Institutional Shares	**	7,677,943
*	The Vanguard Group	Mutual Fund - Vanguard Small-Cap Index Fund Institutional Shares	**	13,661,624
*	The Vanguard Group	Mutual Fund - Vanguard Strategic Small-Cap Equity Fund	**	8,954,285
*	The Vanguard Group	Mutual Fund - Vanguard Total Bond Market Index Fund Instl Shares	**	35,188,605
*	The Vanguard Group	Mutual Fund - Vanguard Total Intl Bond Index Fund Admiral Shares	**	5,369,424
*	The Vanguard Group	Mutual Fund - Vanguard Total Intl Stock Index Fund Instl Shares	**	33,763,552
*	The Vanguard Group	Mutual Fund - Vanguard Wellington Fund Admiral Shares	**	35,418,449
*	The Vanguard Group	Mutual Fund - Vanguard Windsor II Fund Admiral Shares	**	19,013,998
		Total Investment in Shares in Mutual Funds		380,040,862
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2020 Trust I	**	38,143,248
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2025 Trust I	**	84,223,450
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2030 Trust I	**	173,684,829
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2035 Trust I	**	143,229,354
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2040 Trust I	**	103,340,974
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2045 Trust I	**	74,038,063
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2050 Trust I	**	67,022,055
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2055 Trust I	**	39,701,454
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2060 Trust I	**	18,161,409
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2065 Trust I	**	9,430,003
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement 2070 Trust I	**	2,156,103
*	The Vanguard Group	Collective Trust - Vanguard Target Retirement Income Trust I	**	18,630,112
*	The Vanguard Group	Collective Trust - Vanguard Retirement Savings Trust III	**	19,032,602
		Total Investment in Units in Collective Trusts		790,793,656
*	Post Holdings, Inc.	Common Stock Fund - Post Holdings, Inc. Common Stock	**	21,232,910
*	Loans to Participants	Loans to Participants (various maturity dates, 4.25% - 10.5% interest)	—	26,425,961
				$1,218,493,389
* Party-in-Interest
** Participant-directed investment